Schedule of Fair Value Measurement hierarchy (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets, Fair value
Cash equivalents	R$ 6,585,184	R$ 7,292,941
Short-term investments	136,286	286,005
Available-for-sale financial asset	1,965,972	2,047,379
Fair Value, Inputs, Level 1
Assets, Fair value
Cash	277,500	270,310
Fair Value, Inputs, Level 2
Assets, Fair value
Cash equivalents	6,585,184	7,292,941
Short-term investments	136,286	286,005
Derivative financial instruments	0	0
Fair Value, Inputs, Level 3
Assets, Fair value
Available-for-sale financial asset	R$ 1,965,972	R$ 2,047,379